Summary of Significant Accounting Policies (Details) - Schedule of Types of Goods - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Types of Goods [Abstract]
Total Revenue	$ 48,190,076	$ 54,832,847
Self-Manufactured Products [Member]
Schedule of Types of Goods [Abstract]
Total Revenue	23,435,544	27,046,663
Resales of Sourced Disposable Medical Devices from Third Party Manufacturers [Member]
Schedule of Types of Goods [Abstract]
Total Revenue	$ 24,754,532	$ 27,786,184